                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22075

                  Morgan Stanley Series Fund - Large Cap Equity
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: July 31, 2008

Date of reporting period: January 31, 2008

Item 1 - Report to Shareholders

Welcome, Shareholder:
In this report, you'll learn about how your investment in Morgan Stanley Diversified Large Cap Equity Fund performed during the period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the period October 9, 2007 through January 31, 2008

TOTAL RETURN FOR THE PERIOD SINCE INCEPTION
(OCTOBER 9, 2007) THROUGH JANUARY 31, 2008


                                                                  LIPPER
                                                               MULTI-CAP
                                                                  GROWTH
CLASS A    CLASS B    CLASS C    CLASS D    S&P 500(R)    FUNDS INDEX(2)
-11.91%    -11.96%    -11.96%    -11.96%       -11.41%           -12.09%




The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

MARKET CONDITIONS

The Morgan Stanley Diversified Large Cap Equity Fund launched on October 9, 2007, during a turbulent time in the global stock markets. For the period since the Fund's inception through January 31, 2008, U.S. stocks (as represented by the S&P 500(R) Index) fell 11.41 percent.

In the fourth quarter of 2007 and beginning of 2008, global markets continued to be roiled by ongoing bad news from the U.S. economy, tight credit conditions, weak real estate markets and high commodity prices. In the U.S., the Federal Open Market Committee (the "Fed") responded to the turbulence by lowering its target federal funds rate five times between September and January. Although the quick action by the Fed did bolster investor confidence at times, rallies were short-lived as negative economic news continued to pummel the markets. U.S. gross domestic product growth slowed to 0.6% in the fourth quarter, down from 4.9% in the third quarter. Weak manufacturing and employment data released in January showed further evidence of a much slower economy, and rising commodity prices and a weak U.S. dollar contributed to mounting inflationary pressures. By the end of the period, the probability of a recession appeared very high, although the potential length and severity continued to be debated.

PERFORMANCE ANALYSIS

All share classes of Morgan Stanley Diversified Large Cap Equity Fund underperformed the S&P 500(R) (the "Index") and outperformed the Lipper Multi-Cap Growth Funds Index for the period since inception (October 9, 2007) through January 31, 2008, assuming no deduction of applicable sales charges.

The Fund's investment strategy is designed to add value through our quantitative stock selection process, while maintaining a sector neutral stance relative to the S&P 500 which minimizes the effects of sector allocation on relative performance. As we expected, stock selection was indeed the main performance driver during the period under review. The primary area of underperformance for the Fund relative to the Index was our stock selection in the energy sector. In particular, several holdings in the oil, gas and consumable fuels segment and an energy service and equipment provider underperformed in this period. The information technology sector was another significant detractor from relative gains, with the Fund's overweight positions in a communications equipment company, an internet software and services provider, an IT services company, a semiconductor manufacturer, and a software bellwether dampening performance.

However, other investments benefited the Fund during the period. Our stock selection in the financials sector had a net positive effect, driven by exposure to a strong performing property and casualty insurance company. Additionally, although the financials sector overall suffered, with many stocks declining by the end of the period, the Fund was able to mitigate some of the losses to relative performance by holding smaller weights in these stocks than the Index. Stock selection in the industrials sector also contributed positively to relative performance, largely stemming from a holding in the road and rail industry that performed very well during the period. The Fund's overweight position relative to the Index in this stock further amplified the positive influence of the stock's strong gain.


There is no guarantee that the strategy discussed above will continue to perform as discussed herein or the securities discussed above will be held by the Fund in the future.


TOP 10 HOLDINGS
Occidental Petroleum Corp.          1.6%
Exxon Mobil Corp.                   1.5
ConocoPhillips                      1.5
Chevron Corp.                       1.4
Humana, Inc.                        1.3
Valero Energy Corp.                 1.3
Medco Health Solutions Inc.         1.3
Ryder System, Inc.                  1.3
Microsoft Corp.                     1.3
Marathon Oil Corp.                  1.2




TOP FIVE INDUSTRIES
Pharmaceuticals: Major              6.1%
Integrated Oil                      5.7
Managed Health Care                 4.7
Investment Banks/Brokers            4.2
Tobacco                             4.0



Data as of January 31, 2008. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

HOUSEHOLDING NOTICE

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

PERFORMANCE SUMMARY



TOTAL RETURNS --  PERIOD ENDED JANUARY 31, 2008



                               CLASS A SHARES*      CLASS B SHARES**      CLASS C SHARES(+)     CLASS D SHARES(++)
                              (since 10/09/07)     (since 10/09/07)      (since 10/09/07)      (since 10/09/07)
SYMBOL                                  DLEAX                DLEBX                 DLECX                 DLEDX
SINCE INCEPTION                    (11.91)(3)           (11.96)(3)            (11.96)(3)            (11.96)(3)
                                   (16.53)(4)           (16.36)(4)            (12.84)(4)                    --



Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*   The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

++  Class D has no sales charge.

(1) The Standard & Poor's 500(R) Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Lipper Multi-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Multi-Cap Growth Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper Multi-Cap Growth Funds classification as of the date of this report.

(3) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

EXPENSE EXAMPLE



As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/09/07 - 01/31/08.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                     BEGINNING          ENDING        EXPENSES PAID
                                                   ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                   -------------    -------------    --------------
                                                                                       10/09/07 -
                                                      10/09/07         01/31/08         01/31/08
                                                   -------------    -------------    --------------
CLASS A
Actual (-11.91% return)........................      $1,000.00        $  880.90           $3.36
Hypothetical (5% annual return before
  expenses)....................................      $1,000.00        $1,021.57           $3.61
CLASS B
Actual (-11.96% return)........................      $1,000.00        $  880.40           $4.25
Hypothetical (5% annual return before
  expenses)....................................      $1,000.00        $1,020.61           $4.57
CLASS C
Actual (-11.96% return)........................      $1,000.00        $  880.40           $4.25
Hypothetical (5% annual return before
  expenses)....................................      $1,000.00        $1,020.61           $4.57
CLASS D
Actual (-11.96% return)........................      $1,000.00        $  880.40           $3.07
Hypothetical (5% annual return before
  expenses)....................................      $1,000.00        $1,021.87           $3.30



---------
 * Expenses are equal to the Fund's annualized expense ratios of 0.71%, 0.90%, 0.90% and 0.65% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 115/366 (to reflect the actual days in the period for the actual example) and multiplied by 184/366 (to reflect the one-half year period for the hypothetical example). If the Fund had borne all its expenses, the annualized expense ratios would have been 9.08%, 9.27%, 9.27% and 9.02% for Class A, Class B, Class C and Class D, respectively.

INVESTMENT ADVISORY AGREEMENT APPROVAL



In approving the investment advisory agreement for the Diversified Large Cap Equity Fund, a Fund of the Morgan Stanley Series Funds, the Board of Trustees, including the Independent Trustees, considered the following factors:

NATURE, EXTENT AND QUALITY OF SERVICES.

The Boards reviewed and considered the nature and extent of the investment advisory services to be provided by the Adviser under the Investment Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services to be provided by the Adviser under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities (the Investment Advisory Agreement and Administration Agreement together are referred to as the "Management Agreement").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who will provide the advisory and administrative services to the Fund. The Board determined that the Investment Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services to be provided are necessary and appropriate for the conduct of the business and investment activities of the Fund.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER INVESTMENT ADVISERS

The Board considered that the Investment Adviser plans to arrange for a public offering of shares of the Fund to raise assets for investment and that the offerings had not yet begun. The Board concluded that, since the Fund had no assets to invest (other than seed capital required under the Investment Company
Act) and had no track record of performance, this was not a factor it needed to address at the present time.

FEES RELATIVE TO OTHER PROPRIETARY FUNDS MANAGED BY THE INVESTMENT ADVISERS WITH COMPARABLE INVESTMENT STRATEGIES

The Board reviewed the advisory and administrative fee (together, the "Management fee") rates proposed to be paid by the Fund under the Management Agreement. The Board noted that the Investment Adviser did not manage any other funds with investment strategies comparable to those of the Fund.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the proposed Management fee rate and the anticipated total annual expense ratio of the Fund. The Board reviewed the average fees paid within the Lipper Large Cap Core Category and the Enhanced

Index Funds average within the category. The Board considered that the Fund requires the Investment Adviser to develop processes, invest in additional resources and incur additional risks to successfully manage the Fund. The Board concluded that the proposed Management fee rate and anticipated total annual expense ratio would be competitive with those of other similar non-affiliated funds.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the Management fee schedules under the Management Agreement. The Board noted that the Management fee includes breakpoints at $500 million, $1 billion and $1.5 billion. The Board considered that the Fund's potential growth was uncertain and concluded that it would be premature to consider economies of scale as a factor in approving the Management Agreement at the present time.

PROFITABILITY OF THE INVESTMENT ADVISER AND AFFILIATES

Since the Fund has not begun operations and has not paid any fees to the Investment Adviser, the Board concluded that this was not a factor that needed to be considered at the present time.

FALL-OUT BENEFITS

The Board considered so-called "fall-out benefits" derived by the Investment Adviser and its affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex. The Board considered sales charges on sales of Class A shares and "float" benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Investment Adviser and "soft dollar" benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Investment Adviser receives from the Funds 12b-1 fees for distribution and shareholder services.

SOFT DOLLAR BENEFITS

The Board considered whether the Investment Adviser will realize any benefits as a result of brokerage transactions executed through "soft dollar" arrangements. Under such arrangements, brokerage commissions paid by the Fund and for other funds managed by the Investment Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Board recognized that the receipt of such research from brokers may reduce the Investment Adviser's costs but concluded that the receipt of such research strengthens the investment management resources of the Investment Adviser, which may ultimately benefit the Fund and other funds in the Morgan Stanley Fund Complex.

INVESTMENT ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS

The Board considered whether the Investment Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Investment Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

RELATIONSHIP WITH THE INVESTMENT ADVISER

The Boards also reviewed and considered the proposed relationship between the the Investment Adviser and the Morgan Stanley Fund Complex, including the organizational structure of the Investment Adviser, the policies and procedures formulated and adopted by the Investment Adviser for managing the operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Investment Adviser. The Board concluded that it is beneficial for the Fund to approve the relationship with the Investment Adviser.

OTHER FACTORS AND CURRENT TRENDS

The Boards considered the controls and procedures adopted and implemented by the Investment Advisers and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by each Investment Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its future shareholders to approve the Management Agreement, which will remain in effect for two years and thereafter must be approved annually by the Board of the Fund if they are to continue in effect.

Morgan Stanley Diversified Large Cap Equity Fund
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)




  NUMBER OF
   SHARES                                                  VALUE
------------------------------------------------------------------
              Common Stocks (95.4%)

              Aerospace & Defense (3.2%)
      494     Boeing Co. .............................  $   41,091
      451     Lockheed Martin Corp. ..................      48,672
      633     Northrop Grumman Corp. .................      50,235
                                                        ----------
                                                           139,998
                                                        ----------
              Air Freight/Couriers (1.0%)
      467     FedEx Corp. ............................      43,655
                                                        ----------

              Apparel/Footwear (1.0%)
    1,117     Jones Apparel Group, Inc. ..............      18,766
      391     Nike, Inc. (Class B)....................      24,148
                                                        ----------
                                                            42,914
                                                        ----------
              Auto Parts: O.E.M. (0.5%)
      595     Johnson Controls, Inc. .................      21,045
                                                        ----------

              Beverages: Non-Alcoholic (2.6%)
      707     Coca-Cola Co. (The).....................      41,833
    1,016     Pepsi Bottling Group, Inc. (The)........      35,408
      556     PepsiCo, Inc. ..........................      37,914
                                                        ----------
                                                           115,155
                                                        ----------
              Building Products (1.1%)
    2,065     Masco Corp. ............................      47,350
                                                        ----------

              Cable/Satellite TV (0.4%)
    1,002     Comcast Corp. (Special Class A)*........      18,026
                                                        ----------

              Chemicals: Major Diversified (1.0%)
      558     Dow Chemical Co. (The)..................      21,572
      376     Eastman Chemical Co. ...................      24,842
                                                        ----------
                                                            46,414
                                                        ----------
              Chemicals: Specialty (0.4%)
      391     Ashland Inc. ...........................      17,802
                                                        ----------

              Commercial Printing/Forms (1.0%)
    1,308     Donnelley (R.R.) & Sons Co. ............      45,636
                                                        ----------

              Computer Communications (0.9%)
    1,566     Cisco Systems, Inc.*....................      38,367
                                                        ----------

              Computer Peripherals (0.9%)
    2,377     EMC Corp.*..............................      37,723
                                                        ----------

              Computer Processing Hardware (1.9%)
      307     Apple Inc.*.............................      41,556
      990     Hewlett-Packard Co. ....................      43,313
                                                        ----------
                                                            84,869
                                                        ----------
              Data Processing Services (0.9%)
      917     Computer Sciences Corp.*................      38,807
                                                        ----------

              Department Stores (0.5%)
    1,057     Dillard's, Inc. (Class A)...............      20,960
                                                        ----------

              Discount Stores (1.9%)
      163     Sears Holdings Corp.*...................      18,010
      364     Target Corp. ...........................      20,231
      906     Wal-Mart Stores, Inc. ..................      46,097
                                                        ----------
                                                            84,338
                                                        ----------
              Electric Utilities (3.8%)
    1,446     Duke Energy Corp. ......................      26,982
      241     Entergy Corp. ..........................      26,071
      356     Exelon Corp. ...........................      27,124
      414     FirstEnergy Corp. ......................      29,485
      440     FPL Group, Inc. ........................      28,371
      305     Public Service Enterprise Group Inc. ...      29,280
                                                        ----------
                                                           167,313
                                                        ----------
              Electronic Equipment/Instruments (1.1%)
    3,080     Xerox Corp. ............................      47,432
                                                        ----------

              Electronics/Appliance Stores (0.5%)
      482     Best Buy Co., Inc. .....................      23,526
                                                        ----------

                        See Notes to Financial Statements

Morgan Stanley Diversified Large Cap Equity Fund
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED) continued


  NUMBER OF
   SHARES                                                  VALUE
------------------------------------------------------------------

              Environmental Services (0.9%)
    3,851     Allied Waste Industries, Inc.*..........  $   37,932
                                                        ----------

              Finance/Rental/Leasing (2.4%)
      735     Fannie Mae..............................      24,887
      779     Freddie Mac.............................      23,674
    1,074     Ryder System, Inc. .....................      55,912
                                                        ----------
                                                           104,473
                                                        ----------
              Financial Conglomerates (3.6%)
      796     American Express Co. ...................      39,259
    1,036     Citigroup, Inc. ........................      29,236
    1,033     JPMorgan Chase & Co. ...................      49,119
      494     Prudential Financial, Inc. .............      41,679
                                                        ----------
                                                           159,293
                                                        ----------
              Food Retail (1.6%)
    1,229     Safeway Inc. ...........................      38,087
    1,140     SUPERVALU, Inc. ........................      34,268
                                                        ----------
                                                            72,355
                                                        ----------
              Forest Products (0.5%)
      343     Weyerhaeuser Co. .......................      23,228
                                                        ----------

              Home Building (1.0%)
      846     Centex Corp. ...........................      23,502
      824     KB Home.................................      22,660
                                                        ----------
                                                            46,162
                                                        ----------
              Home Furnishings (0.5%)
    1,210     Leggett & Platt, Inc. ..................      23,014
                                                        ----------

              Home Improvement Chains (1.0%)
      708     Home Depot, Inc. (The)..................      21,714
      827     Lowe's Companies, Inc. .................      21,866
                                                        ----------
                                                            43,580
                                                        ----------
              Household/Personal Care (0.9%)
      577     Procter & Gamble Co. (The)..............      38,053
                                                        ----------

              Industrial Conglomerates (1.9%)
    1,195     General Electric Co. ...................      42,315
    1,103     Tyco International Ltd. (Bermuda).......      43,414
                                                        ----------
                                                            85,729
                                                        ----------
              Information Technology Services (1.1%)
      438     International Business Machines Corp. ..      47,015
                                                        ----------

              Integrated Oil (5.6%)
      740     Chevron Corp. ..........................      62,530
      798     ConocoPhillips..........................      64,095
      744     Exxon Mobil Corp. ......................      64,282
    1,172     Marathon Oil Corp. .....................      54,908
                                                        ----------
                                                           245,815
                                                        ----------
              Internet Software/Services (1.1%)
       83     Google Inc. (Class A)*..................      46,837
                                                        ----------

              Investment Banks/Brokers (4.1%)
      740     Ameriprise Financial, Inc. .............      40,929
    2,146     Charles Schwab Corp. (The)..............      47,856
       77     CME GROUP INC...........................      47,655
      212     Goldman Sachs Group, Inc. (The).........      42,563
                                                        ----------
                                                           179,003
                                                        ----------
              Life/Health Insurance (0.9%)
      694     MetLife, Inc. ..........................      40,925
                                                        ----------

              Major Banks (1.9%)
      930     Bank of America Corp. ..................      41,246
    1,317     Wells Fargo & Co. ......................      44,791
                                                        ----------
                                                            86,037
                                                        ----------

                        See Notes to Financial Statements

Morgan Stanley Diversified Large Cap Equity Fund
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED) continued


  NUMBER OF
   SHARES                                                  VALUE
------------------------------------------------------------------
              Major Telecommunications (1.9%)
      834     AT&T Inc. ..............................  $   32,101
    1,988     Sprint Nextel Corp. ....................      20,934
      794     Verizon Communications, Inc. ...........      30,839
                                                        ----------
                                                            83,874
                                                        ----------
              Managed Health Care (4.6%)
      930     Aetna, Inc. ............................      49,532
      951     CIGNA Corp. ............................      46,751
      712     Humana, Inc.*...........................      57,174
      641     WellPoint Inc.*.........................      50,126
                                                        ----------
                                                           203,583
                                                        ----------
              Media Conglomerates (0.5%)
      673     Disney (Walt) Co. (The).................      20,143
                                                        ----------

              Multi-Line Insurance (0.9%)
      701     American International Group, Inc. .....      38,667
                                                        ----------

              Oil & Gas Production (1.6%)
    1,035     Occidental Petroleum Corp. .............      70,246
                                                        ----------

              Oil Refining/Marketing (2.5%)
    1,334     Tesoro Corp. ...........................      52,093
      955     Valero Energy Corp. ....................      56,527
                                                        ----------
                                                           108,620
                                                        ----------
              Oilfield Services/Equipment (1.1%)
      658     Schlumberger Ltd. (Netherlands
               Antilles)..............................      49,653
                                                        ----------

              Other Consumer Services (0.8%)
    1,326     eBay Inc.*..............................      35,656
                                                        ----------

              Packaged Software (2.3%)
    1,699     Microsoft Corp. ........................      55,387
    2,280     Oracle Corp.*...........................      46,854
                                                        ----------
                                                           102,241
                                                        ----------
              Pharmaceuticals: Major (6.0%)
      929     Abbott Laboratories.....................      52,303
    1,708     Bristol-Myers Squibb Co. ...............      39,609
      770     Johnson & Johnson.......................      48,710
      956     Merck & Co., Inc. ......................      44,244
    2,002     Pfizer, Inc. ...........................      46,827
    1,575     Schering-Plough Corp. ..................      30,823
                                                        ----------
                                                           262,516
                                                        ----------
              Property -- Casualty Insurers (3.8%)
      774     ACE Ltd. (Cayman Islands)...............      45,155
      832     Allstate Corp. (The)....................      40,993
       12     Berkshire Hathaway Inc. (Class B)*......      54,600
      601     XL Capital Ltd. (Class A) (Cayman
               Islands)...............................      27,045
                                                        ----------
                                                           167,793
                                                        ----------
              Pulp & Paper (0.5%)
      696     International Paper Co. ................      22,446
                                                        ----------

              Recreational Products (0.5%)
      821     Hasbro, Inc. ...........................      21,321
                                                        ----------

              Regional Banks (1.1%)
      684     Northern Trust Corp. ...................      50,178
                                                        ----------

              Restaurants (0.5%)
      417     McDonald's Corp. .......................      22,330
                                                        ----------

              Savings Banks (1.1%)
    3,064     Hudson City Bancorp, Inc. ..............      50,188
                                                        ----------

              Semiconductors (2.7%)
    2,005     Intel Corp. ............................      42,506
    4,930     Micron Technology, Inc.*................      34,658
    1,419     Texas Instruments Inc. .................      43,890
                                                        ----------
                                                           121,054
                                                        ----------
              Services to the Health Industry (1.3%)
    1,122     Medco Health Solutions Inc.*............      56,190
                                                        ----------

                        See Notes to Financial Statements

Morgan Stanley Diversified Large Cap Equity Fund
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED) continued


  NUMBER OF
   SHARES                                                  VALUE
------------------------------------------------------------------

              Specialty Stores (1.3%)
    1,301     AutoNation, Inc.*.......................  $   21,180
    1,107     Office Depot, Inc.*.....................      16,417
      717     OfficeMax Inc. .........................      17,760
                                                        ----------
                                                            55,357
                                                        ----------
              Specialty Telecommunications (0.7%)
    2,565     Windstream Corp. .......................      29,780
                                                        ----------

              Steel (0.6%)
      241     United States Steel Corp. ..............      24,609
                                                        ----------

              Telecommunication Equipment (0.7%)
    2,780     Motorola, Inc. .........................      32,053
                                                        ----------

              Tobacco (3.8%)
      584     Altria Group, Inc. .....................      44,279
      490     Loews Corp.- Carolina Group.............      40,244
      655     Reynolds American, Inc. ................      41,481
      839     UST, Inc. ..............................      43,594
                                                        ----------
                                                           169,598
                                                        ----------
              Trucks/Construction/Farm Machinery
              (1.0%)
      611     Caterpillar Inc. .......................      43,467
                                                        ----------
              Total Common Stocks
              (Cost $4,794,188).......................   4,202,344
                                                        ----------


  NUMBER OF
SHARES (000)                                               VALUE
------------------------------------------------------------------
              Short-Term Investment (a) (1.9%)
              Investment Company
       84     Morgan Stanley Institutional Liquidity
               Money Market Portfolio - Institutional
               Class (Cost $84,095)...................  $   84,095
                                                        ----------




Total Investments
(Cost $4,878,283) (b)(c)...................   97.3%   4,286,439
Other Assets in Excess of Liabilities......    2.7      118,772
                                             -----   ----------
Net Assets.................................  100.0%  $4,405,211
                                             =====   ==========




--------------------------------------------------------------------

ADR  American Depositary Receipt.

 *   Non-income producing security.

(a) See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio -
     Institutional Class

(b) Securities have been designated as collateral in an amount equal to $140,630 in connection with open futures contracts.

(c) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $47,649 and the aggregate gross unrealized depreciation is $639,493, resulting in net unrealized depreciation of $591,844.




FUTURES CONTRACTS OPEN AT JANUARY 31, 2008:


NUMBER OF                  DESCRIPTION, DELIVERY    UNDERLYING FACE     UNREALIZED
CONTRACTS    LONG/SHORT        MONTH AND YEAR       AMOUNT AT VALUE    DEPRECIATION
-----------------------------------------------------------------------------------
    2           LONG         S&P 500 Mini Index
                                 March/2008             $147,830          ($9,873)
                                                                          =======





                        See Notes to Financial Statements

Morgan Stanley Diversified Large Cap Equity Fund
SUMMARY OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)




                                          PERCENT OF
                                            TOTAL
INDUSTRY                       VALUE     INVESTMENTS
----------------------------------------------------
Pharmaceuticals: Major....  $  262,516        6.1%
Integrated Oil............     245,815        5.7
Managed Health Care.......     203,583        4.7
Investment Banks/Brokers..     179,003        4.2
Tobacco...................     169,598        4.0
Property - Casualty
  Insurers................     167,793        3.9
Electric Utilities........     167,313        3.9
Financial Conglomerates...     159,293        3.7
Aerospace & Defense.......     139,998        3.3
Semiconductors............     121,054        2.8
Beverage: Non-alcoholic...     115,155        2.7
Oil Refining/Marketing....     108,620        2.5
Finance/Rental/Leasing....     104,473        2.4
Packaged Software.........     102,241        2.4
Major Banks...............      86,037        2.0
Industrial Conglomerates..      85,729        2.0
Computer Processing
  Hardware................      84,869        2.0
Discount Stores...........      84,338        2.0
Investment Company........      84,095        2.0
Major Telecommunications..      83,874        2.0
Food Retail...............      72,355        1.7
Oil & Gas Production......      70,246        1.6
Services To The Health
  Industry................      56,190        1.3
Specialty Stores..........      55,357        1.3
Savings Banks.............      50,188        1.2
Regional Banks............      50,178        1.2
Oilfield
  Services/Equipment......      49,653        1.2
Electronic
  Equipment/Instruments...      47,432        1.1
Building Products.........      47,350        1.1
Information Technology
  Services................      47,015        1.1
Internet
  Software/Services.......      46,837        1.1
Chemicals: Major
  Diversified.............      46,414        1.1
Home Building.............      46,162        1.1
Commercial
  Printing/Forms..........      45,636        1.1
Air Freight/Couriers......      43,655        1.0
Home Improvement chains...      43,580        1.0
Trucks/Construction/Farm
  Machinery...............      43,467        1.0
Apparel/Footwear..........      42,914        1.0
Life/Health Insurance.....      40,925        1.0
Data Processing Services..      38,807        0.9
Multi-Line Insurance......      38,667        0.9
Computer Communications...      38,367        0.9
Household/Personal Care...      38,053        0.9
Environmental Services....      37,932        0.9
Computer Peripherals......      37,723        0.9
Other Consumer Services...      35,656        0.8
Telecommunication
  Equipment...............      32,053        0.7
Specialty
  Telecommunications......      29,780        0.7
Steel.....................      24,609        0.6
Electronics/Appliance
  Stores..................      23,526        0.5
Forest Products...........      23,228        0.5
Home Furnishings..........      23,014        0.5
Pulp & Paper..............      22,446        0.5
Restaurants...............      22,330        0.5
Recreational Products.....      21,321        0.5
Auto Parts: O.E.M.........      21,045        0.5
Department Stores.........      20,960        0.5
Media Conglomerates.......      20,143        0.5
Cable/Satellite TV........      18,026        0.4
Chemicals: Specialty......      17,802        0.4
                            ----------      -----
                            $4,286,439*     100.0%
                            ==========      =====




----------

 * Does not include open long futures contracts with an underlying face amount of $147,830 with unrealized depreciation of $9,873.




                        See Notes to Financial Statements

Morgan Stanley Diversified Large Cap Equity Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
January 31, 2008 (unaudited)


Assets:
Investments in securities, at
  value (cost $4,794,187).......  $4,202,343
Investment in affiliate, at
  value (cost $84,095)..........      84,095
Receivable for:
  Dividends....................        4,516
  Variation margin.............        2,900
  Dividends from affiliate.....          347
Prepaid expenses and other
  assets........................       1,151
Deferred offering costs.........      59,133
Receivable from Distributor.....         327
Receivable from Investment
  Adviser.......................     121,548
                                  ----------
  Total Assets.................    4,476,360
                                  ----------
Liabilities:
Transfer agent fee payable......       5,358
Accrued expenses and other
  payables......................       9,268
Offering costs..................      56,523
                                  ----------
  Total Liabilities............       71,149
                                  ----------
  Net Assets...................   $4,405,211
                                  ==========
Composition of Net Assets:
Paid-in-capital.................  $5,012,600
Net unrealized depreciation.....    (601,717)
Undistributed net investment
  income........................       6,376
Net realized loss...............     (12,048)
                                  ----------
  Net Assets...................   $4,405,211
                                  ==========
Class A Shares:
Net Assets......................     $88,093
Shares Outstanding (unlimited
  authorized, $.01 par value)...      10,022
  Net Asset Value Per Share....        $8.79
                                       =====
  Maximum Offering Price Per
  Share,
  (net asset value plus 5.54%
  of net asset value)..........        $9.28
                                       =====
Class B Shares:
Net Assets......................     $88,058
Shares Outstanding (unlimited
  authorized, $.01 par value)...      10,005
  Net Asset Value Per Share....        $8.80
                                       =====
Class C Shares:
Net Assets......................     $88,053
Shares Outstanding (unlimited
  authorized, $.01 par value)...      10,005
  Net Asset Value Per Share....        $8.80
                                       =====
Class D Shares:
Net Assets......................  $4,141,007
Shares Outstanding (unlimited
  authorized, $.01 par value)...     471,298
  Net Asset Value Per Share....        $8.79
                                       =====





Statement of Operations
For the period October 9, 2007* through January 31, 2008 (unaudited)


Net Investment Income:
Income
Dividends.......................  $  24,477
Dividends from affiliate........      4,217
Interest........................         10
                                  ---------
  Total Income.................      28,704
                                  ---------
Expenses
Professional fees...............     88,906
Offering costs..................     27,093
Transfer agent fees and
  expenses......................      5,374
Investment advisory fee.........      5,152
Shareholder reports and
  notices.......................      1,472
Administration fee..............      1,178
Custodian fees..................        258
Registration fees...............        202
Trustees' fees and expenses.....         85
Distribution fee (Class A
  shares).......................         19
Distribution fee (Class B
  shares).......................         74
Distribution fee (Class C
  shares).......................         74
Other...........................      3,010
                                  ---------
  Total Expenses...............     132,897
Less: amounts
  waived/reimbursed.............   (123,169)
                                  ---------
  Net Expenses.................       9,728
                                  ---------
  Net Investment Income........      18,976
                                  ---------
Net Realized and Unrealized Loss
Net Realized Loss on:
Investments.....................     (1,831)
Futures contracts...............    (10,217)
                                  ---------
  Net Realized Loss............     (12,048)
                                  ---------
Net Unrealized
  Appreciation/Depreciation on:
Investments.....................   (591,844)
Futures contracts...............     (9,873)
                                  ---------
  Net Unrealized
  Appreciation/Depreciation.....   (601,717)
                                  ---------
  Net Loss.....................    (613,765)
                                  ---------
Net Decrease....................  $(594,789)
                                  =========




----------
* Commencement of operations



                        See Notes to Financial Statements

Morgan Stanley Diversified Large Cap Equity Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                      FOR THE PERIOD
                                                                     OCTOBER 9, 2007*
                                                                          THROUGH
                                                                     JANUARY 31, 2008
                                                                     ----------------
                                                                        (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income..............................................     $   18,976
Net realized loss..................................................        (12,048)
Net unrealized appreciation/depreciation...........................       (601,717)
                                                                        ----------
  Net Decrease....................................................        (594,789)
                                                                        ----------
Dividends to Shareholders from Net Investment Income:
Class A shares.....................................................           (207)
Class B shares.....................................................            (43)
Class C shares.....................................................            (43)
Class D shares.....................................................        (12,307)
                                                                        ----------
  Total Dividends.................................................         (12,600)
                                                                        ----------
Net increase from transactions in shares of beneficial interest....      4,912,600
                                                                        ----------
  Net Increase....................................................       4,305,211
Net Assets:
Beginning of period................................................        100,000
                                                                        ----------
End of Period
(Including undistributed net investment income of $6,376)..........     $4,405,211
                                                                        ==========




----------
* Commencement of operations


                        See Notes to Financial Statements

Morgan Stanley Diversified Large Cap Equity Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2008 (UNAUDITED)

1. Organization And Accounting Policies
Morgan Stanley Diversified Large Cap Equity Fund (the "Fund") was organized as a separate diversified fund of Morgan Stanley Series Fund, a Massachusetts business trust, which was registered under the Investment Company Act of 1940 as amended (the "Act"), as an open-end management investment company and commenced operations on October 9, 2007. The Fund's investment objective is to seek capital appreciation.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed or exchanged within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) futures are valued at the latest price published by the commodities exchange on which they trade; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities,

Morgan Stanley Diversified Large Cap Equity Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2008 (UNAUDITED) continued


such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on October 9, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. For the period ended January 31, 2008, the Fund remains subject to examination by taxing authorities.

E. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

F. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Morgan Stanley Diversified Large Cap Equity Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2008 (UNAUDITED) continued

G. Offering Costs -- The Investment Adviser incurred offering costs on behalf of the Fund in an amount of approximately $86,000 which will be reimbursed by the Fund for the full amount thereof. Such expenses were deferred and are being amortized on the straight-line method over a period of approximately one year or less from the commencement of operations.

2. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rates to the net assets of the Fund determined at the close of each business day: 0.35% to the portion of the daily net assets not exceeding $500 million; 0.30% to the portion of the daily net assets exceeding $500 million but not exceeding $1.5 billion; and 0.25% to the portion of the daily net assets exceeding $1.5 billion.

The Investment Adviser has voluntarily agreed to cap the Fund's operating expenses (except for brokerage and 12b-1 fees) by assuming the Fund's "other expenses" and/or waiving the Fund's advisory fees, and Morgan Stanley Services Company, Inc., the Fund's Administrator, has agreed to waive the Fund's administrative fees, to the extent such operating expenses on an annualized basis exceed 0.90%, 1.65%, 1.65% and 0.65% for Class A, Class B, Class C and Class D shares, respectively, of the average daily net assets of the Fund. This cap/waiver may be terminated at any time.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Distribution Plan") pursuant to Rule 12b-1 under the Act regarding the payment of distribution fees by Class B and Class C shares and a Shareholder Services Plan (the "Service Plan") pursuant to Rule 12b-1 under the Act regarding the payment of service fees by Class A, Class B and Class C shares. The Plans provide that the Fund will pay the Distributor a fee, which is accrued daily and paid monthly, at the following annual rates: (i) Class A -- a service fee of up to 0.25% of the average daily net assets of Class A shares; (ii) Class B -- a combined distribution and

Morgan Stanley Diversified Large Cap Equity Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2008 (UNAUDITED) continued

service fee of up to 1.0% of the average daily net assets of Class B shares; and
(iii) Class C -- a combined distribution and service fee of up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plans continue in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution and/or service fees from the Fund pursuant to the Plans and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plans and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason either Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess amounts at January 31, 2008.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Service Plan in the case of Class A and either Plan in the case of Class C in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the period ended January 31, 2008, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.06% and 0.25%, respectively.

The Distributor has informed the Fund that for the period ended January 31, 2008, it did not received any contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares and no front-end sales charges were received from sales of the Fund's Class A shares.

4. Security Transactions and Transactions with Affiliates
The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio -- Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio
-- Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Portfolio -- Institutional Class. For the period ended January 31, 2008, advisory fees paid were reduced by $35 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Money Market Portfolio -- Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliate in the Statement of Operations and totaled $4,217 for the period ended January 31, 2008. During the period ended January 31, 2008, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Money Market Portfolio -- Institutional Class aggregated $5,084,686 and $5,000,591, respectively.

Morgan Stanley Diversified Large Cap Equity Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2008 (UNAUDITED) continued

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the period ended January 31, 2008 aggregated $5,028,599 and $231,796 respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                                                       FOR THE PERIOD
                                                                      OCTOBER 9, 2007*
                                                                           THROUGH
                                                                      JANUARY 31, 2008
                                                                    --------------------
                                                                         (unaudited)
                                                                     SHARES     AMOUNT
                                                                    -------   ----------
CLASS A SHARES
Sold..............................................................    7,500   $   75,000
Reinvestment of dividends and distributions.......................       22          207
                                                                    -------   ----------
Net increase -- Class A...........................................    7,522       75,207
                                                                    -------   ----------
CLASS B SHARES
Sold..............................................................    7,500       75,000
Reinvestment of dividends and distributions.......................        5           43
                                                                    -------   ----------
Net increase -- Class B...........................................    7,505       75,043
                                                                    -------   ----------
CLASS C SHARES
Sold..............................................................    7,500       75,000
Reinvestment of dividends and distributions.......................        5           43
                                                                    -------   ----------
Net increase -- Class C...........................................    7,505       75,043
                                                                    -------   ----------
CLASS D SHARES
Sold..............................................................  467,500    4,675,000
Reinvestment of dividends and distributions.......................    1,298       12,307
                                                                    -------   ----------
Net increase -- Class D...........................................  468,798    4,687,307
                                                                    -------   ----------
Net increase in Fund..............................................  491,330   $4,912,600
                                                                    =======   ==========




----------
  * Commencement of operations

Morgan Stanley Diversified Large Cap Equity Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2008 (UNAUDITED) continued

6. Purposes of and Risks Relating to Certain Financial Instruments
To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and stock index futures ("futures contracts"). Futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

7. Accounting Pronouncement
In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley Diversified Large Cap Equity Fund
FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected ratios and per share data for a share of beneficial interest outstanding throughout the period:

                                                          FOR THE PERIOD OCTOBER 9, 2007*
                                                             THROUGH JANUARY 31, 2008
                                               ----------------------------------------------------

                                               CLASS A        CLASS B        CLASS C        CLASS D
                                                SHARES         SHARES         SHARES         SHARES
                                               -------        -------        -------        -------

Selected Per Share Data:

Net asset value, beginning of period.........   $10.00         $10.00         $10.00         $10.00
                                                ------         ------         ------         ------

Income (loss) from investment operations:
  Net investment income++...................      0.04           0.03           0.03           0.04
  Net realized and unrealized loss..........     (1.23)         (1.23)         (1.23)         (1.22)
                                                ------         ------         ------         ------

Total loss from investment operations........    (1.19)         (1.20)         (1.20)         (1.18)
                                                ------         ------         ------         ------

Less dividend from net investment income.....    (0.02)          0.00++         0.00++        (0.03)
                                                ------          -----          -----         ------

Net asset value, end of period...............    $8.79          $8.80          $8.80          $8.79
                                                 =====          =====          =====          =====

Total Return+++(1)...........................   (11.91)+%      (11.96)+%      (11.96)+%      (11.96)%

Ratios to Average Net Assets(2)(3)(4)(5):
Expenses.....................................     0.71%          0.90%          0.90%          0.65%

Net investment income........................     1.24%          1.05%          1.05%          1.30%

Supplemental Data:

Net assets, end of period, in thousands......      $88            $88            $88         $4,141

Portfolio turnover rate(1)...................        9%             9%             9%             9%



----------

 *   Commencement of operations.
 ++  The per share amounts were computed using an average number of shares outstanding during the period.
 +   Does not reflect the deduction of sales charge.
 ++  Reflects dividends of less than 0.005.
+++  Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3)  Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)  Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market
     Portfolio - Institutional Class during the period. As a result of such waivers the expenses as a percentage of it net assets had an effect of less than 0.005%.
(5)  If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been 9.08% and (7.13)%, respectively for Class A; 9.27% and (7.32)%, respectively for Class B; 9.27% and
     (7.32)%, respectively for Class C; and 9.02% and (7.07)%, respectively for
     Class D.




                        See Notes to Financial Statements

TRUSTEES

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

OFFICERS

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

LEGAL COUNSEL

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

COUNSEL TO THE INDEPENDENT TRUSTEES

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.


This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.


(c) 2008 Morgan Stanley

[MORGAN STANLEY LOGO]


MORGAN STANLEY FUNDS

Morgan Stanley
Diversified Large
Cap Equity Fund



Semiannual Report
January 31, 2008



UQLSAN
IU08-01638P-Y01/08

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Series Fund - Large Cap Equity


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 20, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 20, 2008


/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 20, 2008


                                        3